Note 14 - Goodwill - Weighted Average Cost of Capital (Details) - Goodwill [member] - North Latin America segment [member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Bottom of range [member]
Statement Line Items [Line Items]
weighted average cost of capital, goodwill	8.59%	8.39%
Top of range [member]
Statement Line Items [Line Items]
weighted average cost of capital, goodwill	10.29%	10.27%